Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities at Fair Value
The following tables provide the fair value measurement hierarchy of our assets and liabilities:

As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout liability	$—	$—	$1,353

As of December 31, 2021	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Cantor Loan	$—	$—	$7,522
Columbia Warrant liability	—	—	143,237
Liabilities for which fair values are disclosed
Notes	$—	$180,356	$—
Promissory notes	—	40,925	—

Summary of Changes in the Fair Value of Level 3 Liabilities
Changes in the fair value of Level 3 liabilities during the years ended December 31, 2022 and 2021 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2021	$—	$—	$—	$—	$—	$—
Issues	—	—	161,432	—	—	7,513
Remeasurement (gain)/loss(1)	—	—	(17,992)	—	—	9
Amortization of deferred costs	—	—	(203)	—	—	—
At December 31, 2021	—	—	143,237	—	—	7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss(1)	(24,662)	(1,001)	(18,635)	(6,669)	(5,130)	488
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,010)
At December 31, 2022	$6,191	$311	$—	$1,353	$—	$—
(1)Recognized in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2022 and 2021, respectively.
(2)These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).